Other assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other assets
17.	Other assets

	2020	2019
Current -
Interest receivable	$6,457	$12,838
Other	1,348	1,368

	7,805	14,206
Non-current -
Guarantee deposits	3,010	4,121
Deposits for litigation	8,126	10,548
Other	3,212	3,212

	14,348	17,881

	$22,153	$32,087

Guarantee deposits are mainly amounts paid to fuel suppliers, as required at the inception of the agreements (see note 23).
Deposit for litigation is cash deposited into the escrow account until the related dispute is settled (see note 21).